Segmental analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Profit from operations		9,997	2,736	(15,751)
Net finance costs		(1,819)	(1,098)	(1,895)
Share of post-tax results of associates and joint ventures		1,681	1,900	585
Profit/(loss) before taxation		9,859	3,538	(17,061)
Taxation on ordinary activities		(2,094)	(357)	2,872
Profit/(loss) for the year		7,765	3,181	(14,189)
Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		26,414	27,151
Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,936	12,439
Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(804)	(1,284)
Profit from operations		(364)	(549)
Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,572	11,890	12,465
Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(1,575)	(9,154)	(28,216)
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		25,610	25,867	27,283
Profit from operations		9,997	2,736	(15,751)
Net finance costs		(1,819)	(1,098)	(1,895)
Share of post-tax results of associates and joint ventures		1,681	1,900	585
Profit/(loss) before taxation		9,859	3,538	(17,061)
Taxation on ordinary activities		(2,094)	(357)	2,872
Profit/(loss) for the year		7,765	3,181	(14,189)
Adjusted segment results adjusted for Canada at constant rate
Disclosure Of Operating Segments [Line Items]
Profit from operations		11,628	11,896	11,867
Canada adjustment at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		308	543	598
U.S. | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,903	11,592
U.S. | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,766	6,580
U.S. | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(369)	(314)
Profit from operations		(223)	(194)
U.S. | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,543	6,386	6,821
U.S. | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(1,601)	(2,299)	(27,602)
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		11,534	11,278	11,994
Profit from operations		4,942	4,087	(20,781)
U.S. | Adjusted segment results adjusted for Canada at constant rate
Disclosure Of Operating Segments [Line Items]
Profit from operations		6,766	6,580	6,821
U.S. | Canada adjustment at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		0	0	0
AME | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		9,548	9,764
AME | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,377	3,512
AME | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(239)	(523)
Profit from operations		(72)	(192)
AME | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,305	3,320	3,460
AME | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		128	(6,784)	(266)
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		9,309	9,241	9,791
Profit from operations		3,433	(3,464)	3,194
AME | Adjusted segment results adjusted for Canada at constant rate
Disclosure Of Operating Segments [Line Items]
Profit from operations		3,069	2,969	2,862
AME | Canada adjustment at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		308	543	598
APMEA | Reported at constant rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,963	5,795
APMEA | Adjusted at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,793	2,347
APMEA | Translation exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(196)	(447)
Profit from operations		(69)	(163)
APMEA | Adjusted at current rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,724	2,184	2,184
APMEA | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from operations		(102)	(71)	(348)
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,767	5,348	5,498
Profit from operations		1,622	2,113	1,836
APMEA | Adjusted segment results adjusted for Canada at constant rate
Disclosure Of Operating Segments [Line Items]
Profit from operations		1,793	2,347	2,184
APMEA | Canada adjustment at constant rates
Disclosure Of Operating Segments [Line Items]
Profit from operations		£ 0	£ 0	£ 0

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.